Schedule of Operation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net revenues
Total revenues	¥ 885,048	¥ 1,348,652
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	827,573	1,282,869
Net loss	(44,057)	(25,568)
Subsidiaries [Member]
Net revenues
Total revenues	839,667	1,118,129
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(883,888)	(1,146,934)
Net loss	(39,756)	(30,244)
Subsidiaries [Member] | External Parties [Member]
Net revenues
Total revenues	839,667	1,113,412
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(873,735)	(1,127,327)
Subsidiaries [Member] | Intra Group Companies [Member]
Net revenues
Total revenues		4,717
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	¥ (10,153)	¥ (19,607)